Finance costs (Tables)	12 Months Ended
Mar. 31, 2019
Analysis of income and expense [abstract]
Disclosure of finance costs

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Overdraft	(2,723)	(2,324)	(2,259)
Impact of discounting related to the fiscal 2017 share repurchase transaction (note 13)	—	—	(3,222)
Other long-term loans	—	—	(50)
Decommissioning provision (note 19)	(44)	(213)	—
Capitalized lease liability (note 20)	(2,214)	*	*
Significant financing activity **	(4,920)	*	*
Recurring commission liability	(802)	*	*
Other	(197)	(1,410)	(146)
	(10,900)	(3,947)	(5,677)

Net foreign exchange losses	—	(5,073)	—

	(10,900)	(9,020)	(5,677)

* Comparatives have not been restated on adoption of IFRS 15 and IFRS 16. Refer to note 2.1.1.1.
** The liability relating to the significant financing activity is included in revenue received in advance in note 16.